Annual Operating Expenses - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund	Apr. 01, 2025
Operating Expenses:
Management fee	0.53%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.53%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.